Fair Value of Financial Instruments	12 Months Ended
Jul. 31, 2020
Disclosure Of Fair Value Of Financial Instruments Explanatory [Abstract]
Fair Value of Financial Instruments

29. Fair Value of Financial Instruments

The carrying values of the financial instruments as at July 31, 2020 are summarized in the following table:

			Financial liabilities
	Amortized		designated as
	cost	FVTPL	as FVTPL	Total
Assets	$	$	$	$
Cash and cash equivalents	184,173	—	—	184,173
Restricted funds	8,261	—	—	8,261
Trade receivables	19,426	—	—	19,426
Commodity taxes recoverable and other receivables	16,773	—	—	16,773
Lease receivable - long term	3,865	—	—	3,865
Long - term investments	—	3,209	—	3,209
Liabilities	$	$	$	$
Accounts payable and accrued liabilities	32,451	—	—	32,451
Warrant liability	—	3,450	—	3,450
Lease liability - current	4,772	—	—	4,772
Lease liability - long term	24,344	—	—	24,344
Convertible debentures	28,969	—	—	28,969
Term loan	29,930	—	—	29,930
Other long-term liabilities	—	—	393	393

The carrying values of the financial instruments as at July 31, 2019 are summarized in the following table:

			Financial liabilities
	Amortized		designated
	cost	FVTPL	as FVTPL	Total
Assets	$	$	$	$
Cash and cash equivalents	113,568	—	—	113,568
Restricted funds	22,350	—	—	22,350
Short-term investments	25,937	—	—	25,937
Trade receivables	19,693	—	—	19,693
Commodity taxes recoverable and other receivables	15,247	—	—	15,247
Convertible debenture receivable	—	13,354	—	13,354
Long term investments	—	14,277	—	14,277
Liabilities	$	$	$	$
Accounts payable and accrued liabilities	45,581	—	—	45,581
Warrant liability	—	493	—	493
Deferred rent liability	946	—	—	946
Term loan	33,374	—	—	33,374

The carrying values of cash and cash equivalents, restricted funds, short term investments, trade and other receivables, lease receivables, accounts payable and accrued liabilities, lease liabilities and term loan approximate their fair values due to their relatively short periods to maturity.